Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
U.S. Federal, Current Income Tax Expense (Benefit)	$ 105,756	$ 0	$ 0
U.S. Federal, Deferred Income Tax Expense (Benefit)	0	0	0
U.S. Federal, Net Income Tax Expense (Benefit)	105,756	0	0
State, Current Income Tax Expense (Benefit)	39,968	24,693	(19,898)
State, Deferred Income Tax Expense (Benefit)	0	0	0
State, Net Income Tax Expense (Benefit)	39,968	24,693	(19,898)
Total, Current Income Tax Expense (Benefit)	145,724	24,693	(19,898)
Total, Deferred Income Tax Expense (Benefit)	0	0	0
Total, Net Income Tax Expense (Benefit)	$ 145,724	$ 24,693	$ (19,898)